Stockholder's Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following table presents information regarding U.S. Concrete’s common stock (in thousands):

	December 31, 2012	December 31, 2011
Shares authorized	100,000	100,000
Shares outstanding at end of period	13,358	12,867
Shares held in treasury	118	60